CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Millions		3 Months Ended
	Feb. 21, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jul. 20, 2016
Stock split ratio			32
Announcing or Commencing Implementation of Major Restructuring [Member]
Equity impact on financial restructuring	$ 2,050	$ 2,050
Gain on financial restructuring	$ 750	$ 750